      As filed with the Securities and Exchange Commission on May 31, 2000


                                                      1933 Act Reg. No. 33-44611
                                                      1940 Act Reg. No. 811-6463

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                       X
         Pre-Effective Amendment No.                                         ---
                                    ---


         Post-Effective Amendment No. 20                                      X
                                     ------                                  ---



                                              and/or
REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940
         Amendment No.   22                                                   X
                       ------                                                ---


(Check appropriate box or boxes.)

                         AIM INTERNATIONAL MUTUAL FUNDS
                         ------------------------------
               (Exact Name of Registrant as Specified in Charter)

                 11 Greenway Plaza, Suite 100, Houston, TX 77046
                 -----------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

        Registrant's Telephone Number, including Area Code (713) 626-1919
                                                           --------------

                                Charles T. Bauer
                 11 Greenway Plaza, Suite 100, Houston, TX 77046
                 -----------------------------------------------
                     (Name and Address of Agent for Service)

                                    Copy to:
       P. Michelle Grace, Esquire                 Martha J. Hays, Esquire
          A I M Advisors, Inc.            Ballard Spahr Andrews & Ingersoll, LLP
      11 Greenway Plaza, Suite 100            1735 Market Street, 51st Floor
       Houston, Texas  77046-1173         Philadelphia, Pennsylvania  19103-7599

     Approximate Date of Proposed         As soon as  practicable
     Public Offering:                     after the effective date of this
                                          Amendment

It is proposed that this filing will become effective (check appropriate box)

-----                  immediately upon filing pursuant to paragraph (b)


  X
-----                  on June 21, 2000 pursuant to paragraph (b)


-----                  60 days after filing pursuant to paragraph (a)(1)


-----                  on (date) pursuant to paragraph (a)(1)

-----                  75 days after  filing  pursuant to paragraph (a)(2)

-----                  on (date)  pursuant to  paragraph  (a)(2) of rule 485

If appropriate, check the following box:

  X    this post-effective amendment designates a new effective date for a
-----  previously filed post-effective amendment.

Title of Securities Being Registered: Shares of beneficial interest

THE REGISTRANT IS THE SUCCESSOR ISSUER TO AIM INTERNATIONAL FUNDS, INC. (THE "PREDECESSOR FUND"). BY FILING THIS POST-EFFECTIVE AMENDMENT TO CURRENTLY EFFECTIVE REGISTRATION STATEMENT NO. 33-44611 OF THE PREDECESSOR FUND, THE REGISTRANT EXPRESSLY ADOPTS THE REGISTRATION STATEMENT OF THE PREDECESSOR FUND AS ITS OWN REGISTRATION STATEMENT FOR ALL PURPOSES OF THE SECURITIES ACT OF 1933, AS AMENDED, THE SECURITIES EXCHANGE ACT OF 1934, AS AMENDED, AND THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED.

                            PART C: OTHER INFORMATION

Item 23.      Exhibits

     a (1)     -    (a) Articles of Incorporation of Registrant were filed as
                    an Exhibit to Registrant's Registration Statement on
                    December 19, 1991.

               - (b) Articles of Amendment, dated May 21, 1992, were filed as an Exhibit to Registrant's Post-Effective Amendment No. 1 on February 23, 1993.

               - (c) Articles of Amendment, dated May 21, 1992, were filed as an Exhibit to Registrant's Post-Effective Amendment No. 1 on February 23, 1993.

               - (d) Articles Supplementary, dated June 29, 1994, to Articles of Incorporation of Registrant were filed as an Exhibit to Registrant's Post-Effective Amendment No. 5 on August 17, 1994.

               - (e) Articles Supplementary, dated August 4, 1994, to Articles of Incorporation of Registrant were filed as an Exhibit to Registrant's Post-Effective Amendment No. 5 on August 17, 1994.

               - (f) Articles of Amendment, dated November 14, 1994, were filed electronically as an Exhibit to Post-Effective Amendment No. 9 on February 28, 1996.

       (2)     -    (a) Articles of Restatement, dated November 14, 1994, were filed electronically as an Exhibit to Post-Effective
                    Amendment No. 9 on February 28, 1996.

               - (b) Articles Supplementary to Articles of Incorporation of Registrant, dated June 12, 1997, were filed electronically as an Exhibit to Post-Effective Amendment No. 12 on August 4, 1997.

               - (c) Articles of Amendment to Articles of Incorporation of Registrant, dated October 14, 1997, were filed electronically as an Exhibit to Post-Effective Amendment No. 13 on October 17, 1997.

               - (d) Articles Supplementary, dated June 9, 1999, to Articles of Incorporation were filed electronically as an Exhibit to Post-Effective Amendment No. 17 on February 23, 2000.

               - (e) Articles Supplementary, dated December 23, 1999, to Articles of Incorporation were filed electronically as an Exhibit to Post-Effective Amendment No. 17 on February 23, 2000.

       (3)     -    (a) Agreement and Declaration of Trust of AIM International
                    Mutual Funds, dated December 6, 1999 was filed electronically as an Exhibit to Post-Effective Amendment
                    No. 18 on March 23, 2000 and is hereby incorporated by reference.

                    (b) Amendment No. 1 to Agreement and Declaration of Trust of AIM International Mutual Funds, dated May 10, 2000 was filed electronically as an Exhibit to Post-Effective Amendment No. 19 on May 19, 2000 and is hereby incorporated by reference.



    b  (1)     -    (a) By-Laws of Registrant were filed as an Exhibit to
                    Registrant's Registration Statement on December 19, 1991, and were filed electronically as an Exhibit to Post-Effective Amendment No. 9 on February 28, 1996.

               - (b) First Amendment, dated March 14, 1995, to By-Laws of Registrant was filed electronically as an Exhibit to Post-Effective Amendment No. 9 on February 28, 1996.

       (2)     -    (a) Amended and Restated By-Laws, dated effective December
                    11, 1996, were filed electronically as an Exhibit to Post-Effective Amendment No. 10 on February 24, 1997.

               - (b) First Amendment, dated June 9, 1999, to Amended and Restated Bylaws were filed electronically as an Exhibit to Post-Effective Amendment No. 17 on February 23, 2000.

       (3)     -    Bylaws of AIM International Mutual Funds, dated effective
                    December 6, 1999, was filed electronically as an Exhibit to Post-Effective Amendment No. 19 on May 19, 2000 and is hereby incorporated by reference.


     c         -    Instruments Defining Rights of Security Holders - None.

     d (1)     -    Investment Advisory Agreement, dated as of November 8,
                    1991, between Registrant and A I M Advisors, Inc. was filed as an Exhibit to Registrant's Registration Statement on December 19, 1991.

       (2)     -    Investment Advisory Agreement, dated as of October 18,
                    1993, between Registrant on behalf of its AIM International
                    Equity Fund and A I M Advisors, Inc. was filed as an Exhibit to Registrant's Post-Effective Amendment No. 3 on February
                    24, 1994, and was filed electronically as an Exhibit to Post-Effective Amendment No. 9 on February 28, 1996.

       (3)     -    Master Investment Advisory Agreement, dated as of July 1,
                    1994, between A I M Advisors, Inc. and Registrant on behalf of its AIM Global Aggressive Growth Fund, AIM Global Growth
                    Fund and AIM Global Income Fund was filed as an Exhibit to Registrant's Post-Effective Amendment No. 6 on September 2,
                    1994, and was filed electronically as an Exhibit to Post-Effective Amendment No. 9 on February 28, 1996.

       (4)     -    (a) Master Investment Advisory Agreement, dated February
                    28, 1997, between A I M Advisors, Inc. and Registrant was filed electronically as an Exhibit to Post-Effective
                    Amendment No. 11 on May 16, 1997, and is hereby incorporated by reference.

               -    (b) Amendment No. 1, dated as of November 1, 1997, to Master
                    Investment Advisory Agreement, dated February 28, 1997,
                    between A I M Advisors, Inc. and Registrant was filed
                    electronically as an Exhibit to Post-Effective Amendment No.
                    13 on October 17, 1997, and is hereby incorporated by
                    reference.
       (5)     -    Form of Master Investment Advisory Agreement between A I M
                    Advisors, Inc. and AIM International Mutual Funds was filed electronically as an Exhibit to Post-Effective Amendment
                    No. 18 on March 23, 2000 and is hereby incorporated by
                    reference.
       (6)     -    (a) Copy of Foreign Country Selection and Mandatory
                    Securities Depository Delegation Agreement, dated September
                    9, 1998, between Registrant and A I M Advisors, Inc. was filed electronically as an Exhibit in Post-Effective
                    Amendment No. 15 on December 23, 1998 and is hereby incorporated by reference.

               - (b) Amendment No. 1, dated September 28, 1998, to Foreign Country Selection and Mandatory Securities Depository Responsibilities Delegation Agreement, dated September 9, 1998, between Registrant and A I M Advisors, Inc. was filed electronically as an Exhibit in Post-Effective Amendment No. 15 on December 23, 1998 and is hereby incorporated by reference.

               - (c) Amendment No. 2, dated December 14, 1998, to Foreign Country Selection and Mandatory Securities Depositary Responsibilities Delegation Agreement, dated September 9, 1998, between Registrant and A I M Advisors, Inc. was filed electronically as an Exhibit to Post-Effective Amendment No. 16 on February 19, 1999 and is hereby incorporated by reference.

               - (d) Amendment No. 3, dated December 22, 1998, to Foreign Country Selection and Mandatory Securities Depositary Responsibilities Delegation Agreement, dated September 9, 1998, between Registrant and A I M Advisors, Inc. was filed electronically as an Exhibit to Post-Effective Amendment No. 16 on February 19, 1999 and is hereby incorporated by reference.

               - (e) Amendment No. 4, dated January 26, 1999, to Foreign Country Selection and Mandatory Securities Depositary Responsibilities Delegation Agreement, dated September 9, 1998, between Registrant and A I M Advisors, Inc. was filed electronically as an Exhibit to Post-Effective Amendment No. 16 on February 19, 1999 and is hereby incorporated by reference.

               - (f) Amendment No. 5, dated March 1, 1999, to Foreign Country Selection and Mandatory Securities Depositary Responsibilities Delegation Agreement, dated September 9, 1998, between Registrant and A I M Advisors, Inc. was filed electronically as an Exhibit to Post-Effective Amendment No. 16 on February 19, 1999 and is hereby incorporated by reference.

               - (g) Amendment No. 6, dated as of March 18, 1999, to Foreign Country Selection and Mandatory Securities Depositary Responsibilities Delegation Agreement, dated September 9, 1998, between Registrant and A I M Advisors, Inc. was filed electronically as an Exhibit to Post-Effective Amendment No. 17 on February 23, 2000, and is hereby incorporated by reference.

               - (h) Amendment No. 7, dated November 15, 1999, to Foreign Country Selection and Mandatory Securities Depositary Responsibilities Delegation Agreement, dated September 9, 1998, between Registrant and A I M Advisors, Inc. was filed electronically as an Exhibit to Post-Effective Amendment No. 17 on February 23, 2000, and is hereby incorporated by reference.

       (7)     -    Master Sub-Advisory Agreement, dated as of November 1,
                    1997, between A I M Advisors, Inc. and INVESCO Global Asset
                    Management Limited was filed electronically as an Exhibit to Post-Effective Amendment No. 13 on October 17, 1997.

       (8)     -    Sub-Sub-Advisory Agreement, dated as of November 1, 1997,
                    between INVESCO Global Asset Management Limited and INVESCO
                    Asset Management Limited was filed electronically as an Exhibit to Post-Effective Amendment No. 13 on October 17,
                    1997.

       (9)     -    Sub-Sub-Advisory Agreement, dated as of November 1, 1997,
                    between INVESCO Global Asset Management Limited and INVESCO
                    Asia Limited was filed electronically as an Exhibit to Post-Effective Amendment No. 13 on October 17, 1997.

     e (1)     -    Distribution Agreement, dated December 11, 1991,
                    between Registrant and A I M Distributors, Inc. was filed as an Exhibit to Registrant's Registration Statement on
                    December 19, 1991.

       (2)     -    Distribution Agreement, dated October 18, 1993, between
                    Registrant and A I M Distributors, Inc. was filed as an
                    Exhibit to Registrant's Post-Effective Amendment No. 3 on
                    February 24, 1994.

       (3)     -    Master Distribution Agreement, dated September 10, 1994,
                    between Registrant (on behalf of the portfolios' Class A shares) and A I M Distributors, Inc. was filed as an Exhibit to

                    Registrant's Post-Effective Amendment No. 7 on February 23, 1995, and was filed electronically as an Exhibit to Post-Effective Amendment No. 9 on February 28, 1996.

       (4)     -    Master Distribution Agreement, dated September 10, 1994,
                    between the Registrant (on behalf of the portfolios' Class B shares) and A I M Distributors, Inc. was filed as an Exhibit to Registrant's Post-Effective Amendment No. 7 on February
                    23, 1995.

       (5)     -    Amended and Restated Master Distribution Agreement, dated
                    May 2, 1995, between the Registrant (on behalf of the portfolios' Class B shares) and A I M Distributors, Inc. was electronically filed as an Exhibit to Post-Effective
                    Amendment No. 8 on December 1, 1995.

       (6)     -    Master Distribution Agreement, dated February 28, 1997,
                    between Registrant (on behalf of the portfolios" Class A shares) and A I M Distributors, Inc. was filed electronically as an Exhibit to Post-Effective Amendment No.
                    11 on May 16, 1997.

       (7)     -    (a) Master Distribution Agreement, dated February 28,
                    1997, between Registrant (on behalf of the portfolios" Class
                    B shares) and A I M Distributors, Inc. was filed electronically as an Exhibit to Post-Effective Amendment No.
                    11 on May 16, 1997, and is hereby incorporated by reference.

               - (b) Amendment No. 1, dated November 1, 1997, to Master Distribution Agreement between Registrant (on behalf of the portfolios" Class B shares) and A I M Distributors, Inc. was filed electronically as an Exhibit to Post-Effective Amendment No. 13 on October 17, 1997, and is hereby incorporated by reference.

        (8)    -    (a) Amended and Restated Master Distribution Agreement,
                    dated as of August 4, 1997, between Registrant (on behalf of the portfolios' Class A and Class C shares) and A I M
                    Distributors, Inc. was filed electronically as an Exhibit to Post-Effective Amendment No. 13 on October 17, 1997, and is hereby incorporated by reference.

               - (b) Amendment No. 1, dated November 1, 1997, to Amended and Restated Master Distribution Agreement, dated as of August 4, 1997, (on behalf of the portfolios" Class A and Class C shares) was filed electronically as an Exhibit to Post-Effective Amendment No. 13 on October 17, 1997, and is hereby incorporated by reference.

        (9)    -    Form of Selected Dealer Agreement between A I M
                    Distributors, Inc. and selected dealers was filed electronically as an Exhibit to Post-Effective Amendment
                    No. 15 on December 23, 1998 and is hereby incorporated by reference.

       (10)    -    Form of Bank Selling Group Agreement between A I M
                    Distributors, Inc. and banks was filed electronically as an Exhibit to Post-Effective Amendment No. 15 on December 23,
                    1998 and is hereby incorporated by reference.

     f (1)     -    Retirement Plan for Registrant's Non-Affiliated
                    Directors was filed as an Exhibit to Registrant's
                    Post-Effective Amendment No. 4 on June 29, 1994.

       (2)     -    Retirement Plan for Registrant"s Non-Affiliated Directors
                    effective as of March 8, 1994, as restated September 18, 1995, was filed electronically as an Exhibit to Post-Effective Amendment No. 9 on February 28, 1996 and is hereby incorporated by reference.

       (3)     -    Form of Deferred Compensation Agreement for Registrant's
                    Non-Affiliated Directors was filed as an Exhibit to Registrant's Post-Effective Amendment No. 4 on June 29,
                    1994.

       (4)     -    Form of Deferred Compensation Agreement for Registrant"s
                    Non-Affiliated Directors as approved December 5, 1995, was filed electronically as an Exhibit to Post-Effective
                    Amendment No. 9 on February 28, 1996, and is hereby incorporated by reference.

       (5)     -    Form of Deferred Compensation Agreement for Registrant"s
                    Non-Affiliated Directors as approved March 12, 1997, was filed as an Exhibit to Post-Effective Amendment No. 14 on February 20, 1998, and is hereby incorporated by reference.

     g (1)     -    (a) Custodian Agreement between Registrant and State
                    Street Bank and Trust Company, dated as of November 8, 1991, was filed as an Exhibit to Registrant's Registration
                    Statement on December 19, 1991, and was filed electronically as an Exhibit to Post-Effective Amendment No. 9 on February
                    28, 1996, and is hereby incorporated by reference.

               - (b) Amendment, dated July 1, 1994, to Custodian Agreement between Registrant and State Street Bank and Trust Company dated November 8, 1991 was filed as an Exhibit to Registrant's Post-Effective Amendment No. 6 on September 2, 1994, and was filed electronically as an Exhibit to Post-Effective Amendment No. 9 on February 28, 1996, and is hereby incorporated by reference.

               - (c) Amendment No. 2, dated September 19, 1995, to the Custodian Contract, dated November 8, 1991, was filed electronically as an Exhibit to Post-Effective Amendment No. 9 on February 28, 1996, and is hereby incorporated by reference.

               - (d) Amendment No. 3, dated November 1, 1997, to the Custodian Contract, dated November 8, 1991, between Registrant and State Street Bank and Trust Company was filed electronically as an Exhibit to Post-Effective Amendment No. 13 on October 17, 1997, and is hereby incorporated by reference.

               - (e) Amendment, dated September 9, 1998, to the Custodian Contract, dated November 8, 1991, between Registrant and State Street Bank and Trust Company was filed electronically as an Exhibit in Post-Effective Amendment No. 15 on December 23, 1998 and is hereby incorporated by reference.

        (2)    -    (a) Subcustodian Agreement with Texas Commerce Bank, dated
                    September 9, 1994, among Texas Commerce Bank National
                    Association, State Street Bank and Trust Company, A I M Fund
                    Services, Inc. and Registrant was filed electronically as an Exhibit to Post-Effective Amendment No. 9 on February 28,
                    1996, and is hereby incorporated by reference.

               - (b) Amendment No. 1, dated October 2, 1998, to Subcustodian Agreement with Chase Bank of Texas, N.A. (formerly, Texas Commerce Bank) among Chase Bank of Texas, N.A. (formerly, Texas Commerce Bank), State Street Bank and Trust Company, A I M Fund Services, Inc. and Registrant was filed electronically as an Exhibit to Post-Effective Amendment No. 17 on February 23, 2000, and is hereby incorporated by reference.

      h (1)    -    (a) Transfer Agency Agreement between Registrant and
                    The Shareholder Services Group, Inc., dated May 15, 1992, was filed as an Exhibit to Registrant's Post-Effective
                    Amendment No. 1 on February 23, 1993.

               - (b) Amendment, dated May 15, 1992, to Transfer Agency Agreement between Registrant and The Shareholder Services Group, Inc., dated May 15, 1992, was filed as an Exhibit to Registrant's Post-Effective Amendment No. 1 on February 23, 1993.

               - (c) Form of Amendment No. 2 to Transfer Agency Agreement between Registrant and The Shareholder Services Group, Inc., dated May 15, 1992, was filed as an Exhibit to Registrant's Post-Effective Amendment No. 6 on September 2, 1994.

               - (d) Amendment No. 3, dated July 1, 1994, to Transfer Agency Agreement between Registrant and The Shareholder Services Group, Inc., dated May 15, 1992, was filed as an Exhibit to Registrant's Post-Effective Amendment No. 6 on September 2, 1994.

       (2)     -    (a) Transfer Agency and Service Agreement, dated as of
                    November 1, 1994, between the Registrant and A I M Fund
                    Services, Inc. was filed as an Exhibit to Registrant's
                    Post-Effective Amendment No. 7 on February 23, 1995, and was filed electronically as an Exhibit to Post-Effective
                    Amendment No. 9 on February 28, 1996, and is hereby incorporated by reference.

               - (b) Amendment No. 1, dated August 4, 1997, to the Transfer Agency and Service Agreement, dated as of November 1, 1994, between the Registrant and A I M Fund Services, Inc., was filed electronically as an Exhibit to Post-Effective Amendment No. 13 on October 17, 1997, and is hereby incorporated by reference.

               - (c) Amendment No. 2, dated January 1, 1999, to the Transfer Agency and Service Agreement, dated November 1, 1994, between Registrant and A I M Fund Services, Inc., was filed electronically as an Exhibit to Post-Effective Amendment No. 17 on February 23, 2000, and is hereby incorporated by reference.

       (3)     -    (a) Remote Access and Related Services Agreement, dated as
                    December 23, 1994, between the Registrant and The
                    Shareholder Services Group, Inc. was filed as an Exhibit to Post-Effective Amendment No. 7 on February 23, 1995, and was filed electronically as an Exhibit to Post-Effective
                    Amendment No. 9 on February 28, 1996, and is hereby incorporated by reference.

               - (b) Amendment No. 1, dated October 4, 1995, to the Remote Access and Related Services Agreement, dated December 23, 1994, between the Registrant and First Data Investor Services Group, Inc. (formerly The Shareholder Services Group, Inc.) was filed electronically as an Exhibit to Post-Effective Amendment No. 9 on February 28, 1996, and is hereby incorporated by reference.

               - (c) Addendum No. 2, dated October 12, 1995, to the Remote Access and Related Services Agreement, dated December 23, 1994, between the Registrant and First Data Investor Services Group, Inc. was filed electronically as an Exhibit to Post-Effective Amendment No. 9 on February 28, 1996, and is hereby incorporated by reference.

               - (d) Amendment No. 3, dated as of February 1, 1997, to the Remote Access and Related Services Agreement, dated December 23, 1994, between the Registrant and First Data Investor Services Group, Inc. was filed electronically as an Exhibit to Post-Effective Amendment No. 12 on August 4, 1997, and is hereby incorporated by reference.

               - (e) Amendment No. 4, dated June 30, 1998, to the Remote Access and Related Services Agreement, dated December 23, 1994, between the Registrant and First Data Investor Services Group, Inc. was filed electronically as an Exhibit to Post-Effective Amendment No. 15 on December 23, 1998 and is hereby incorporated by reference.

               - (f) Amendment No. 5, dated July 1, 1998, to the Remote Access and Related Services Agreement, dated December 23, 1994, between the Registrant and First Data Investor Services Group, Inc. was filed electronically as an Exhibit to Post-Effective Amendment No. 15 on December 23, 1998 and is hereby incorporated by reference.

               - (g) Exhibit 1, effective as of August 4, 1997, to the Remote Access and Related Services Agreement, dated December 23, 1994, between the Registrant and First Data Investor Services Group, Inc. was filed electronically as an Exhibit to Post-Effective Amendment No. 14 on February 20, 1998, and is hereby incorporated by reference.

               - (h) Amendment No. 6, dated August 30, 1999, to the Remote Access and Related Services Agreement, dated December 23, 1994, between the Registrant and First Data Investor Services Group, Inc., was filed electronically as an Exhibit to Post-Effective Amendment No. 17 on February 23, 2000, and is hereby incorporated by reference.

       (4)     -    Preferred Registration Technology Escrow Agreement, dated
                    September 10, 1997, between Registrant and First Data
                    Investor Services Group, Inc.,was filed electronically as an Exhibit to Post-Effective Amendment No. 14 on February 20,
                    1998, and is hereby incorporated by reference.

       (5)     -    Agreement and Plan of Reorganization, dated December 7,
                    1999, between AIM International Funds, Inc., a Maryland corporation, and AIM International Mutual Funds, a Delaware business trust, was filed electronically as an Exhibit to Post-Effective Amendment No. 17 on February 23, 2000, and is hereby incorporated by reference.

       (6)     -    Administrative Services Agreement, dated December 10, 1991, between the Registrant and A I M Advisors, Inc. was filed as an Exhibit to Registrant's Registration Statement on
                    December 19, 1991.

       (7)     -    Administrative Services Agreement, dated as of October 18,
                    1993, between A I M Advisors, Inc. and Registrant, was filed as an Exhibit to Registrant's Post-Effective Amendment No. 3 on February 24, 1994, and was filed electronically as an Exhibit to Post-Effective Amendment No. 9 on February 28,
                    1996.

       (8)     -    Master Administrative Services Agreement, dated as of July
                    1, 1994, between A I M Advisors, Inc. and Registrant on behalf of its AIM Global Aggressive Growth Fund, AIM Global
                    Growth Fund and AIM Global Income Fund was filed as an
                    Exhibit to Registrant's Post-Effective Amendment No. 6 on
                    September 2, 1994, and was filed electronically as an Exhibit to Post-Effective Amendment No. 9 on February 28,
                    1996.

       (9)     -    (a) Administrative Services Agreement, dated as of October
                    18, 1993, between A I M Advisors, Inc. on behalf of
                    Registrant's portfolios, and A I M Fund Services, Inc., was filed as an Exhibit to Registrant's Post-Effective Amendment
                    No. 3 on February 24, 1994.

               - (b) Amendment No. 1, dated May 11, 1994, to Administrative Services Agreement, dated October 18, 1993, between A I M Advisors, Inc., on behalf of Registrant's portfolios, and A I M Fund Services, Inc. was filed as an Exhibit to Registrant's Post-Effective Amendment No. 4 on June 29, 1994.

               - (c) Amendment No. 2, dated July 1, 1994, to Administrative Services Agreement, dated October 18, 1993, between A I M Advisors, Inc., on behalf of Registrant's portfolios and classes, and A I M Fund Services, Inc. was filed as an Exhibit to Registrant's Post-Effective Amendment No. 6 on September 2, 1994.

               - (d) Amendment No. 3, dated September 16, 1994, to the Administrative Services Agreement, dated October 18, 1993, between A I M Advisors, Inc., on behalf of Registrant's portfolios and classes, and A I M Fund Services, Inc. was filed as an Exhibit to Registrant's Post-Effective Amendment No. 7 on February 23, 1995.

       (10)    -    (a) Administrative Services Agreement, dated as of February
                    28, 1997, between A I M Advisors, Inc. and Registrant was filed as an Exhibit to Post-Effective Amendment No. 11 on May 16, 1997, and is hereby incorporated by reference.

               - (b) Amendment No. 1, dated November 1, 1997, to Master Administrative Services Agreement, dated February 28, 1997, between A I M Advisors, Inc. and Registrant was filed electronically as an Exhibit to Post-Effective Amendment No. 13 on October 17, 1997, and is hereby incorporated by reference.

       (11)    -    (a) Accounting Services Agreement, dated as of November 5,
                    1991, between the Registrant and State Street Bank and Trust
                    Company was filed as an Exhibit to Registrant's
                    Pre-Effective Amendment No. 2 on April 2, 1992, and was filed electronically as an Exhibit to Post-Effective
                    Amendment No. 9 on February 28, 1996.

               - (b) Amendment No. 1, dated July 1, 1994, to Accounting Services Agreement, dated as of November 5, 1991, between the Registrant and State Street Bank and Trust Company was filed as an Exhibit to Registrant's Post-Effective Amendment No. 6 on September 2, 1994, and was filed electronically as an Exhibit to Post-Effective Amendment No. 9 on February 28, 1996.

       (12)    -    (a) Shareholder Sub-Accounting Services Agreement among the
                    Registrant, First Data Investor Services Group (formerly The
                    Shareholder Services Group, Inc.), Financial Data Services,
                    Inc. and Merrill Lynch, Pierce, Fenner & Smith, Inc., was filed as an Exhibit to Registrant's Post-Effective Amendment
                    No. 1 on February 23, 1993, and was filed electronically as an Exhibit to Post-Effective Amendment No. 9 on February 28,
                    1996, and is hereby incorporated by reference.

               - (b) Notice of Addition of Funds to Shareholder Sub-Accounting Services Agreement, dated February 1, 1993, was filed as an Exhibit to Registrant's Post-Effective Amendment No. 1 on February 23, 1993, and was filed electronically as an Exhibit to Post-Effective Amendment No. 10 on February 24, 1997, and is hereby incorporated by reference.

               - (c) Notice of Addition of Funds to Shareholder Sub-Accounting Services Agreement, dated as of November 1, 1997, among the Registrant, First Data Investor Services Group, Inc., Financial Data Services, Inc. and Merrill Lynch, Pierce, Fenner & Smith Incorporated was filed electronically as an Exhibit to Post-Effective Amendment No. 13 on October 17, 1997, and is hereby incorporated by reference.

               - (d) Notice of Addition of Funds to Shareholder Sub-Accounting Services Agreement, dated as of September 28, 1998, among the Registrant, First Data Investor Services Group, Inc., Financial Data Services, Inc. and Merrill Lynch, Pierce, Fenner & Smith Incorporated was filed electronically as an Exhibit to Post-Effective Amendment No. 16 on February 19, 1999 and is hereby incorporated by reference.

               - (e) Notice of Addition of Funds to Shareholder Sub-Accounting Services Agreement, dated March 1, 1999, among Registrant, First Data Investor Services Group, Inc., and Merrill Lynch, Pierce, Fenner & Smith Incorporated was filed electronically as an Exhibit to Post

               - Effective Amendment No. 17 on February 23, 2000, and is hereby incorporated by reference.

               - (f) Notice of Addition of Funds to Shareholder Sub-Accounting Services Agreement, dated May 12, 1999, among Registrant, First Data Investor Services Group, Inc., and Merrill Lynch, Pierce, Fenner & Smith Incorporated was filed electronically as an Exhibit to Post-Effective Amendment No. 17 on February 23, 2000, and is hereby incorporated by reference.

               - (g) Notice of Addition of Funds to Shareholder Sub-Accounting Services Agreement, dated November 1, 1999, among Registrant, First Data Investor Services Group, Inc., and Merrill Lynch, Pierce, Fenner & Smith Incorporated was filed electronically as an Exhibit to Post-Effective Amendment No. 17 on February 23, 2000, and is hereby incorporated by reference.

               - (h) Notice of Addition of Funds to Shareholder Sub-Accounting Services Agreement, dated December 31, 1999, among Registrant, First Data Investor Services Group, Inc., and Merrill Lynch, Pierce, Fenner & Smith Incorporated was filed electronically as an Exhibit to Post-Effective Amendment No. 17 on February 23, 2000, and is hereby incorporated by reference.

    i  (1)     -    Opinion and Consent of Ballard Spahr Andrews &
                    Ingersoll, LLP relating to AIM Asian Growth Fund and AIM
                    European Development Fund was filed electronically as an Exhibit to Post-Effective Amendment No. 13 on October 17,
                    1997, and is hereby incorporated by reference.

       (2)     -    Opinion and Consent of Ballard Spahr Andrews &
                    Ingersoll, LLP was filed electronically as an Exhibit to Post-Effective Amendment No 18 on March 23, 2000 and is hereby incorporated by reference.



    j          -    None


    k          -    Financial Statements - None.

    l  (1)     -    (a) Agreement Concerning Initial Capitalization of the
                    Registrant's AIM Global Aggressive Growth Fund, AIM Global
                    Growth Fund and AIM Global Income Fund, dated as of July 1,
                    1994, was filed electronically as an Exhibit to Registrant's
                    Post-Effective Amendment No. 7 on February 23, 1995, and was filed electronically as an Exhibit to Post-Effective
                    Amendment No. 9 on February 28, 1996, and is hereby incorporated by reference.

               - (b) Agreement concerning Initial Capitalization of the Registrant's AIM Asian Growth Fund and AIM European Development Fund, dated November 3, 1997, was filed electronically as an Exhibit to Post-Effective Amendment No. 14 on February 20, 1998, and is hereby incorporated by reference.

    m  (1)     -    Registrant's Distribution Plan was filed as an Exhibit to
                    Registrant's Post-Effective Amendment No. 1 on February 23,
                    1993.

       (2)     -    Distribution Plan, and related forms of agreements, on
                    behalf of the Registrant's AIM International Equity Fund, dated September 27, 1993, were filed as an Exhibit to Registrant's Post-Effective Amendment No. 3 on February 24,
                    1994.

       (3)     -    Master Distribution Plan, and related forms of agreements, for Registrant's Class A shares were filed as Exhibits to Registrant's Post-Effective Amendment No. 7 on February 23,
                    1995.

       (4)     -    Master Distribution Plan, and related forms of agreements, for Registrant's Class B shares were filed as Exhibits to Registrant's Post-Effective Amendment No. 7 on February 23,
                    1995.

       (5)     -    Amended Master Distribution Plan, dated September 10, 1994, for Registrant's Class A shares was electronically filed as an Exhibit to Post-Effective Amendment No. 8 on December 1,
                    1995.

       (6)     -    Amended Master Distribution Plan, dated September 10, 1994, for Registrant's Class B shares was electronically filed as an Exhibit to Post-Effective Amendment No. 8 on December 1,
                    1995.

       (7)     -    Amended and Restated Master Distribution Plan, dated as of
                    September 10, 1994, as amended as of September 10, 1994, and as amended and restated as of May 2, 1995, for Registrant's
                    Class B shares was electronically filed as an Exhibit to Post-Effective Amendment No. 8 on December 1, 1995.

       (8)     -    Amended and Restated Master Distribution Plan, dated as of
                    September 10, 1994, as amended as of September 10, 1994, and amended and restated as of June 30, 1997, for Registrant's
                    Class A shares was filed electronically as an Exhibit to Post-Effective Amendment No. 12 on August 4, 1997.

       (9)     -    (a) Second Amended and Restated Master Distribution Plan,
                    dated as of September 10, 1994, as amended September 10, 1994, and as amended and restated as of May 2, 1995, and amended and restated as of June 30, 1997, for Registrant's
                    Class B shares was filed electronically as an Exhibit to Post-Effective Amendment No. 12 on August 4, 1997, and is hereby incorporated by reference.

               - (b) Amendment No. 1, dated November 1, 1997, to Second Amended and Restated Master Distribution Plan for Registrant"s Class B shares was filed electronically as an Exhibit to Post-Effective Amendment No. 13 on October 17, 1997, and is hereby incorporated by reference.

       (10)    -    (a) Second Amended and Restated Master Distribution Plan,
                    dated as of September 10, 1994, as amended as of September
                    10, 1994, as amended and restated as of June 30, 1997, and as amended and restated as of August 4, 1997, for Registrant's Class A and Class C shares was filed electronically as an Exhibit to Post-Effective Amendment No.
                    13 on October 17, 1997.

               - (b) Amendment No. 1, dated November 1, 1997, to Second Amended and Restated Master Distribution Plan for Registrant's Class A and Class C shares was filed electronically as an Exhibit to Post-Effective Amendment No. 13 on October 17, 1997.

       (11)    -    Third Amended and Restated Master Distribution Plan for
                    Registrant's Class A and Class C shares was filed electronically as an Exhibit to Post-Effective Amendment No.
                    15 on December 23, 1998 and is hereby incorporated by reference.

       (12)    -    Form of Shareholder Service Agreement to be used in
                    connection with Registrant's Master Distribution Plan was filed electronically as an Exhibit to Post-Effective
                    Amendment No. 16 on February 19, 1999, and is hereby incorporated by reference.

       (13)    -    Form of Bank Shareholder Service Agreement to be used in
                    connection with Registrant's Master Distribution Plan was filed electronically as an Exhibit to Post-Effective
                    Amendment No. 16 on February 19, 1999, and is hereby incorporated by reference.

       (14)    -    Form of Agency Pricing Agreement (for Class A Shares) to be
                    used in connection with Registrant's Master Distribution
                    Plan was filed electronically as an Exhibit to Post-Effective Amendment No. 16 on February 19, 1999, and is hereby incorporated by reference.

       (15)    -    Form of Service Agreement for Certain Retirement Plans (for
                    the Institutional Classes) to be used in connection with Registrant"s Master Distribution Plan was filed electronically as an Exhibit to Post-Effective Amendment No.
                    9 on February 28, 1996.

       (16)    -    Forms of Service Agreement for Brokers for Bank Trust
                    Departments and for Bank Trust Departments to be used in connection with Registrant's Master Distribution Plan was filed electronically as an Exhibit to Post-Effective
                    Amendment No. 16 on February 19, 1999, and is hereby incorporated by reference.

       (17)    -    Form of Variable Group Annuity Contractholder Service
                    Agreement to be used in connection with Registrant's Master
                    Distribution Plan was filed electronically as an Exhibit to Post-Effective Amendment No. 16 on February 19, 1999, and is hereby incorporated by reference.

    n  (1)     -    Amended and Restated Multiple Class Plan (Rule 18f-3 Plan),
                    effective as of July 1, 1997, was filed electronically as an
                    Exhibit to Post-Effective Amendment No. 12 on August 12,
                    1997.
       (2)     -    Second Amended and Restated Multiple Class Plan (Rule 18f-3
                    Plan), effective September 1, 1997, was filed electronically as an Exhibit to Post-Effective Amendment No. 13 on October
                    17, 1997.
       (3)     -    Third Amended and Restated Multiple Class Plan (Rule 18f-3
                    Plan) was filed electronically as an Exhibit to Post-Effective Amendment No. 17 on February 23, 2000, and is hereby incorporated by reference.


    o          -    Reserved



    p  (1)     -    The AIM Management Group Code of Ethics, as amended August
                    17, 1999, relating to A I M Management Group Inc. and A I M
                    Advisors, Inc., was filed electronically as an Exhibit to Post-Effective Amendment No. 17 on February 23, 2000, and is hereby incoporated by reference.

       (2)     -    The AIM Management Group Inc. Code of Ethics, as amended
                    February 24, 2000, relating to A I M Management Group Inc.
                    and A I M Advisors, Inc., was filed electronically as an
                    Exhibit to Post-Effective Amendment No. 18 on March 23, 2000
                    and is hereby incorporated by reference.
       (3)     -    Code of Ethics of AIM International Funds, Inc., effective
                    November 1, 1991, was filed electronically as an Exhibit to Post-Effective Amendment No. 17 on February 23, 2000, and is hereby incorporated by reference.

Item 24.  Persons Controlled by or Under Common Control with Registrant

    Provide a list or diagram of all persons directly or indirectly controlled by or under common control with the Registrant. For any person controlled by another person, disclose the percentage of voting securities owned by the immediately controlling person or other basis of that person"s control. For each company, also provide the state or other sovereign power under the laws of which the company is organized.


    Not Applicable

Item 25.   Indemnification

     State the general effect of any contract, arrangements or statute under which any director, officer, underwriter or affiliated person of the Registrant is insured or indemnified against any liability incurred in their official capacity, other than insurance provided by any director, officer, affiliated person, or underwriter for their own protection.

    The Registrant's Agreement and Declaration of Trust, dated December 6, 1999, provides, among other things (i) that trustees and officers of the Registrant, when acting as such, shall not be personally liable for any act, omission or obligation of the Registrant or any trustee or officer (except for liabilities to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of duty);
    (ii) for the indemnification by the Registrant of the trustees, officers, employees and agents of the Registrant to the fullest extent permitted by the Delaware Business Trust Act and Bylaws and other applicable law; (iii) that shareholders of the Registrant shall not be personally liable for the debts, liabilities, obligations or expenses of the Registrant or any portfolio or class; and (iv) for the indemnification by the Registrant, out of the assets belonging to the applicable portfolio, of shareholders and former shareholders of the Registrant in case they are held personally liable solely by reason of being or having been shareholders of the Registrant or any portfolio or class and not because of their acts or omissions or for some other reason.

    Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered hereby, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy and will be governed by the final adjudication of such issue. Insurance coverage is provided under a joint Mutual Fund and Investment Advisory Professional Directors and Officers Liability Policy, issued by ICI Mutual Insurance Company, with a $35,000,000 limit of liability.

Item 26.  Business and Other Connections of Investment Advisor

    Describe any other business, profession, vocation or employment of a substantial nature that each investment advisor of the Registrant, and each director, officer or partner of the advisor, is or has been engaged within the last two fiscal years for his or her own account or in the capacity of director, officer, employee, partner, or trustee.

    The only employment of a substantial nature of the Advisor's directors and officers is with the Advisor and its affiliated companies. Reference is also made to the caption "Management--Investment Advisor" of the Prospectus which comprises Part A of the Registration Statement, and to the caption "Management" of the Statement of Additional Information which comprises Part B of the Registration Statement, and to Item 27(b) of this Part C.

Item 27.  Principal Underwriters

(a) State the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing the Registrant"s securities also act as a principal underwriter, depositor, or investment advisor.

       A I M Distributors, Inc., the Registrant's principal underwriter, also acts as a principal underwriter to the following investment companies:

       AIM Advisor Funds, Inc.
       AIM Equity Funds (Retail Classes)
       AIM Floating Rate Fund
       AIM Funds Group
       AIM Growth Series
       AIM Investment Funds
       AIM Investment Securities Funds (Retail Classes)
       AIM Series Trust
       AIM Special Opportunities Funds
       AIM Summit Fund

       AIM Tax-Exempt Funds
       AIM Variable Insurance Funds

(b) Provide the information required by the following table for each director, officer, or partner of each principal underwriter named in the response to Item 20:

Name and Principal                          Position and Offices                         Positions and Offices
Business Address*                           with Underwriter                             with Registrant
----------------                            ----------------                             ---------------

Charles T. Bauer                            Chairman & Director                          Chairman & Trustee

Michael J. Cemo                             President & Director                         None

Gary T. Crum                                Director                                     Senior Vice President

Robert H. Graham                            Senior Vice President                        President & Trustee
                                            & Director

W. Gary Littlepage                          Senior Vice President                        None
                                            & Director

James L. Salners                            Executive Vice President                     None

John Caldwell                               Senior Vice President                        None

Marilyn M. Miller                           Senior Vice President                        None

Gene L. Needles                             Senior Vice President                        None

Gordon J. Sprague                           Senior Vice President                        None

Michael C. Vessels                          Senior Vice President                        None

-----------------

* 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173

Name and Principal                          Position and Offices                         Positions and Offices
Business Address*                           with Underwriter                             with Registrant
----------------                            ----------------                             ---------------

B. J. Thompson                              First Vice President                         None

Kathleen J. Pflueger                        Secretary                                    Assistant Secretary

Dawn M. Hawley                              Vice President & Treasurer                   None

Ofelia M. Mayo                              Vice President, Assistant                    Assistant Secretary
                                            Secretary & General Counsel

Melville B. Cox                             Vice President &                             Vice President
                                            Chief Compliance Officer

James R. Anderson                           Vice President                               None

Mary K. Coleman                             Vice President                               None

Mary A. Corcoran                            Vice President                               None

Glenda A. Dayton                            Vice President                               None

Sidney M. Dilgren                           Vice President                               None

Tony D. Green                               Vice President                               None

Charles H. McLaughlin                       Vice President                               None

Ivy B. McLemore                             Vice President                               None

Terri L. Ransdell                           Vice President                               None

Carol F. Relihan                            Vice President                               Senior Vice President
                                                                                         & Secretary

Kamala C. Sachidanandan                     Vice President                               None

Frank V. Serebrin                           Vice President                               None

Christopher T. Simutis                      Vice President                               None

Gary K. Wendler                             Vice President                               None

Norman W. Woodson                           Vice President                               None

David E. Hessel                             Assistant Vice President,                    None
                                            Controller & Assistant Treasurer

--------------

* 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173

Name and Principal                          Position and Offices                         Positions and Offices
Business Address*                           with Underwriter                             with Registrant
----------------                            ----------------                             ---------------

Luke P. Beausoleil                          Assistant Vice President                     None

Sheila R. Brown                             Assistant Vice President                     None

Scott E. Burman                             Assistant Vice President                     None

Mary E. Gentempo                            Assistant Vice President                     None

Simon R. Hoyle                              Assistant Vice President                     None

Kathryn A. Jordan                           Assistant Vice President                     None

Kim T. McAuliffe                            Assistant Vice President                     None

David B. O'Neil                             Assistant Vice President                     None

Rebecca Starling-Klatt                      Assistant Vice President                     None

Nicholas D. White                           Assistant Vice President                     None

Nancy L. Martin                             Assistant General Counsel &                  Assistant Secretary
                                            Assistant Secretary

Samuel D. Sirko                             Assistant General Counsel &                  Assistant Secretary
                                            Assistant Secretary

P. Michelle Grace                           Assistant Secretary                          Assistant Secretary

Lisa A. Moss                                Assistant Secretary                          Assistant Secretary

Stephen I. Winer                            Assistant Secretary                          Assistant Secretary


(c) Provide information required by the following table for all commissions and other compensation received, directly or indirectly, from the Registrant during the last fiscal year by each principal underwriter who is not an affiliated person of the Registrant or any affiliated person of an affiliated person:

      Not Applicable

----------------

* 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173

Item 28.  Location of Accounts and Records

      State the name and address of each person maintaining physical possession of each account, book, or other document required to be maintained by section 31(a) [15 U.S.C. 80a-30(a)] and the rules under that section.

      A I M Advisors, Inc., 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173, maintains physical possession of each such account, book or other document of the Registrant at its principal executive offices, except for those maintained by the Registrant's Custodian, State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, and the Registrant's Transfer Agent and Dividend Paying Agent, A I M Fund Services, Inc., P.O. Box 4739, Houston, Texas 77210-4739.

Item 29.  Management Services

      Provide a summary of the substantive provisions of any management-related service contract not discussed in Part A or B, disclosing the parties to the contract and the total amount paid and by whom for the Registrant"s last three fiscal years.

      Not Applicable

Item 30.  Undertakings

      In initial registration statements filed under the Securities Act, provide an undertaking to file an amendment to the registration statement with certified financial statements showing the initial capital received before accepting subscriptions from more than 25 persons if the Registrant intends to raise its initial capital under section 14(a)(3) [15 U.S.C. 80a-14(a)(3)].

      Not Applicable

                                   SIGNATURES

           Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Houston, Texas on the 31st day of May, 2000.

                              REGISTRANT:     AIM INTERNATIONAL MUTUAL FUNDS

                                      By:     /s/ROBERT H. GRAHAM
                                          ----------------------------------
                                          Robert H. Graham, President

           Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

      SIGNATURES                           TITLE                       DATE
      ----------                           -----                       ----

 /s/ CHARLES T. BAUER               Chairman & Trustee             May 31, 2000
------------------------
  (Charles T. Bauer)

 /s/ ROBERT H. GRAHAM               Trustee & President            May 31, 2000
------------------------       (Principal Executive Officer)
  (Robert H. Graham)

 /s/ BRUCE L. CROCKETT                    Trustee                  May 31, 2000
------------------------
  (Bruce L. Crockett)

   /s/ OWEN DALY II                       Trustee                  May 31, 2000
------------------------
    (Owen Daly II)

/s/ EDWARD K. DUNN, JR.                   Trustee                  May 31, 2000
------------------------
 (Edward K. Dunn, Jr.)

    /s/ JACK FIELDS                       Trustee                  May 31, 2000
------------------------
     (Jack Fields)

  /s/ CARL FRISCHLING                     Trustee                  May 31, 2000
------------------------
   (Carl Frischling)

/s/ PREMA MATHAI-DAVIS                    Trustee                  May 31, 2000
------------------------
 (Prema Mathai-Davis)

 /s/ LEWIS F. PENNOCK                     Trustee                  May 31, 2000
------------------------
  (Lewis F. Pennock)

  /s/ LOUIS S. SKLAR                      Trustee                  May 31, 2000
------------------------
   (Louis S. Sklar)

  /s/ DANA R. SUTTON                 Vice President &              May 31, 2000
------------------------     Treasurer (Principal Financial
   (Dana R. Sutton)               and Accounting Officer)